BUSINESS COMBINATIONS - INTERFILE (Details) - Business combinations [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jun. 09, 2017
Disclosure of detailed information about business combination [line items]
Transaction costs	$ 192
Company consolidated revenue	38,558
Revenue of acquiree since acquisition date	22,472
Profit (loss) of acquiree since acquisition date	$ 3,682
Gross contractual amount for trade receivables [member]
Disclosure of detailed information about business combination [line items]
Accounts receivable		$ 5,643